DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to report the performance for the Dreyfus Premier State Municipal Bond Fund -- Massachusetts Series for the six-month reporting period ended October 31, 1998, as shown in the following table:

                                                                          ANNUALIZED
                                                                         TOTAL RETURN*               DISTRIBUTION RATE**
                                                                         ___________                  ________________
        Class A shares . . . . . . . . . . . . . . . . . . . .              4.66%                           4.79%

        Class B shares . . . . . . . . . . . . . . . . . . . .              4.30%                           4.50%

        Class C shares . . . . . . . . . . . . . . . . . . . .              4.26%                           4.25%

THE ECONOMY

   In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C. is the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

   Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

   The Fed's responsibility is to enact monetary policy that is anticipatory of future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

   The environment for fixed income securities during the past six months has been extremely positive, continuing a trend toward lower long-term interest rates that began in the spring of 1997. As has been the case for much of this decline in rates, economic fundamentals have not been a primary influence on the bond market. They have been pushed aside by other factors which created a flight to quality into U.S. Government securities as a safe haven, while many other markets were in temporary disarray. The primary engine for lower rates has been the economic crisis which began in Asia and has since spread to Russia and Latin America and now appears to be impacting the U.S. economy. The threat of an economic slowdown in the U.S., coupled with a potential global credit crunch, forced the Federal Reserve Board to lower the Federal Funds target rate 25 basis points twice in a two week span (September 29 and October 15) in order to buy some insurance against a possible U.S. recession in 1999. It is likely that the Fed will maintain an accommodative stance toward interest rates in the near future as the current global economic slump shows no sign of ending.

   Municipal securities benefited from the general decline in interest rates during the period, although to a lesser degree than U.S. Treasuries. The fact that municipals do not command safe-haven status, combined with a general decrease in demand as long tax-free bonds yield less than 5%, were the primary reasons for the underperformance versus U.S. Treasuries. Also, many corporate-backed municipals performed poorly due to reduced earnings prospects in a slower economy. This underperformance can easily be seen as the municipal/Treasury yield ratio (as measured by the Bond Buyer Revenue Bond Index/30- year Treasury yield) increased from 93% to 101%. The combination of attractive yields relative to Treasuries, a slowing economy, and a bias toward lower short-term interest rates bodes well for municipal securities going forward.

PORTFOLIO OVERVIEW

   The primary objective in managing the portfolio continues to be the realization of income exempt from both Federal and Massachusetts income taxes.
In   pursuing   this  goal,  the  Fund  maintains  a  nucleus  of  high-coupon, income-generating securities which produce an attractive level of tax-free income while providing stability during flat to declining markets. However, as the trend toward lower interest rates has become more pronounced, strategy has also focused on lengthening the duration of the portfolio to capture more price appreciation, should interest rates continue to decline as we anticipate

   We view credit spreads as too narrow to justify adding lower quality securities in a slowing economic environment. At present, approximately 37% of the Fund is invested in securities which are rated "AAA" and 70% is invested in those rated "A" or better, virtually unchanged from the start of the period

   While it is difficult at best to predict the future of interest rates, we feel the portfolio is well balanced at the present. We will continue to follow our long-term objectives and monitor the volatile investment climate in order to position the portfolio accordingly.

           Sincerely,


      [Richard J. Moynihan signature logo]


           Richard J. Moynihan

           Director, Municipal Portfolio Management

           The Dreyfus Corporation

November 16, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Massachusetts residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, (annualized) divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Principal
Long-Term Municipal Investments--98.1%                                                              Amount            Value
-------------------------------------------------------
                                                                                                 __________      ____________
Massachusetts--81.3%

Boston Industrial Development Financing Authority, Sewer Facility Revenue

  (Harbor Electric Energy Co. Project) 7.375%, 5/15/2015 . . . . . . . . . . . . . . . . .       $  2,500,000      $  2,698,125

Leominster 7.50%, 4/1/2009 (Insured; MBIA, Prerefunded 4/1/2000) (a) . . . . . . . . . . .          1,275,000         1,370,446

Lynn Water and Sewer Commission, General Revenue

  7.25%, 12/1/2010 (Insured; MBIA, Prerefunded 12/1/2000) (a)  . . . . . . . . . . . . . .          1,000,000         1,093,540

Massachusetts Bay Transportation Authority:

  6.904%, 3/1/2021 (Insured; MBIA) (b,c) . . . . . . . . . . . . . . . . . . . . . . . . .          2,300,000         2,487,818

  7%, 3/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,277,670

Massachusetts Commonwealth:

  7%, 8/1/2012 (Prerefunded 8/1/2001) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          1,850,000         2,046,433

  Special Obligation Revenue, Refunding 5.50%, 6/1/2013  . . . . . . . . . . . . . . . . .          5,000,000         5,493,700

Massachusetts Education Loan Authority, Education Loan Revenue

  7.75%, 1/1/2008 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            965,000         1,023,749

Massachusetts Educational Financing Authority, Education Loan Revenue

  5.20%, 12/1/2016 (Insured, MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,235,000         1,227,071

Massachusetts Health and Educational Facilities Authority, Revenue:

  (Baystate Medical Center) 6%, 7/1/2026 (Insured; FSA)  . . . . . . . . . . . . . . . . .          2,000,000         2,231,440

  (Harvard Pilgram Health) 4.75%, 7/1/2022 (Insured; FSA)  . . . . . . . . . . . . . . . .          3,450,000         3,287,160

  (Medical Center of Central Massachusetts) 7.10%, 7/1/2021  . . . . . . . . . . . . . . .          1,000,000         1,080,150

  (Refunding-Boston College) 4.75%, 6/1/2031 . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,247,415

  (Refunding-Milton Hospital) 7%, 7/1/2016 (Insured; MBIA) . . . . . . . . . . . . . . . .          2,050,000         2,191,594

  (University Hospital) 7.25%, 7/1/2019 (Insured; MBIA, Prerefunded 7/1/2000) ) (a)  . . .          2,750,000         2,970,110

Massachusetts Industrial Finance Agency, Revenue:

  (Babson College) 5.25%, 10/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,047,920

  (Babson College) 4.75%, 10/1/2028 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . .          1,700,000         1,620,389

  (Provider Lease Program) 8.75%, 7/15/2009  . . . . . . . . . . . . . . . . . . . . . . .            645,000           658,261

  (Water Treatment-American Hingham) 6.95%, 12/1/2035  . . . . . . . . . . . . . . . . . .          3,000,000         3,340,860

  (Wentworth Institute Technology) 5.75%, 10/1/2028  . . . . . . . . . . . . . . . . . . .          1,650,000         1,712,700

  Health Care Facility (Health Foundation, Inc. Project) 6.75%, 12/1/2027  . . . . . . . .          1,000,000         1,072,740

  Package Facility (Avon Associates LLC) 5.375%, 4/1/2020 (Insured; MBIA)  . . . . . . . .          2,950,000         3,020,535

  Resource Recovery, Refunding (Ogden Haverhill Project) 5.60%, 12/1/2019  . . . . . . . .          1,000,000         1,003,520

Massachusetts Port Authority, Revenue:

  5%, 7/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,025,000         1,001,271

  5%, 7/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000           678,384

  Special Project (Harborside Hyatt) 10%, 3/1/2026 . . . . . . . . . . . . . . . . . . . .          3,000,000         3,324,330

Massachusetts Water Pollution Abatement Trust

  (Pool Loan Program) 5.40%, 2/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . .            175,000           187,796

Massachusetts Water Resource Authority 4%, 12/1/2018 (Insured; MBIA) . . . . . . . . . . .          2,000,000         1,765,660

U.S. Related--16.8%

Guam Airport Authority, Revenue 6.70%, 10/1/2023 . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,642,740

Puerto Rico Commonwealth, Refunding 6%, 7/1/2014 . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,073,960



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Principal
Long-Term Municipal Investments (continued)                                                          Amount            Value
-------------------------------------------------------
                                                                                                 ____________      ____________
U.S. Related (continued)

Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue:

  6.106%, 7/1/2009 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  1,000,000      $  1,123,750

  6.206%, 7/1/2010 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,123,750

  5%, 7/1/2036 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,015,080

Puerto Rico Housing Finance Corporation, MFMR

  7.50%, 4/1/2022 (LOC; Government Development Bank) . . . . . . . . . . . . . . . . . . .            570,000           607,848

Puerto Rico Public Buildings Authority,

  Guaranteed Government Facilities Revenue 6.25%, 7/1/2015 (Insured; AMBAC)  . . . . . . .          1,100,000         1,297,560

Virgin Islands Public Finance Authority, Revenue, Refunding

  7.25%, 10/1/2018 (Prerefunded 10/1/2002) . . . . . . . . . . . . . . . . . . . . . . . .          2,750,000         3,153,948

                                                                                                                   ____________

TOTAL INVESTMENTS (cost $65,704,451) . . . . . . . . . . . . . . . . . . . . . . . . . . .              98.1%       $70,199,423

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.9%      $  1,342,278
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $71,541,701
                                                                                                      _______     _____________

Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

FSA         Financial Security Assurance                                           Insurance Corporation

LOC         Letter of Credit                                        MFMR        Multi-Family Mortgage Revenue

Summary of Combined Ratings
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

_______                            ________                          _________________              ___________________

AAA                                Aaa                               AAA                                 37.0%

AA                                 Aa                                AA                                   21.2

A                                  A                                 A                                    11.8

BBB                                Baa                               BBB                                  18.2

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                        11.8

                                                                                                       _______

                                                                                                        100.0%

                                                                                                       _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Bonds  which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Inverse  floater   security-the   interest   rate  is  subject  to  change
    periodically.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, this security amounted to $2,487,818 or 3.5% of net assets.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(e) At October 31, 1998, 26.2% of the Fund's net assets are insured by MBIA.

(f) At October 31, 1998, the Fund had $19,864,697 (27.8% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                     Cost              Value
                                                                                                 ____________       ___________
ASSETS:                          Investments in securities--See Statement of Investments . .      $65,704,451       $70,199,423

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              254,079

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,071,164

                                 Receivable for shares of Beneficial Interest subscribed . .                             75,000

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                                6,921

                                                                                                                 ____________

                                                                                                                     71,606,587

                                                                                                                   ____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               33,623

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               18,088

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               13,175

                                                                                                                   ____________

                                                                                                                         64,886

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $71,541,701

                                                                                                                   ____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $65,951,254

                                 Accumulated net realized gain (loss) on investments . . .                            1,095,475

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            4,494,972

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $71,541,701
                                                                                                                   ____________

                                  NET ASSET VALUE PER SHARE
                              _____________________________

                                                                                 Class A           Class B           Class C
                                                                              ____________       ____________      ____________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $64,174,325         $7,365,185            $2,191

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,351,154            614,513           182.509

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . .            $11.99             $11.99            $12.00

                                                                                   _______            _______           _______


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS         SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $2,033,660

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .        $   187,242

                                 Shareholder servicing costs--Note 3(c)  . . . . . . . . .            108,008

                                 Distribution fees--Note 3(b)  . . . . . . . . . . . . . .             17,499

                                 Professional fees . . . . . . . . . . . . . . . . . . . .              5,983

                                 Prospectus and shareholders' reports  . . . . . . . . . .              5,333

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              4,301

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .              3,989

                                 Trustees' fees and expenses--Note 3(d)  . . . . . . . . .                415

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .                321

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              3,558

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                              336,649

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,697,011

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .        $   490,008

                                 Net unrealized appreciation (depreciation) on investments . .        825,800

                                                                                                  ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            1,315,808

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $3,012,819

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months Ended
                                                                                            October 31, 1998      Year Ended
                                                                                              (Unaudited)       April 30, 1998
                                                                                           ________________   ________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  1,697,011       $  3,608,186

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . .              490,008            881,735

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . .              825,800          1,589,834

                                                                                               ____________       ____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . .            3,012,819          6,079,755

                                                                                               ____________       ____________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,538,777)        (3,315,280)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (158,204)          (292,854)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (30)               (52)

  Net realized gain on investments:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --------           (259,927)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --------            (25,975)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --------                 (5)

                                                                                               ____________       ____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,697,011)        (3,894,093)

                                                                                               ____________       ____________

BENEFICIAL INTEREST TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,443,256          2,030,256

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              718,102            734,207

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,011           --------

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              898,460          2,065,722

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               93,115            187,055

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --------                 26

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,875,317)       (11,381,019)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (167,206)          (581,316)

                                                                                               ____________       ____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . . .            3,111,421         (6,945,069)

                                                                                               ____________       ____________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . .            4,427,229         (4,759,407)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           67,114,472         71,873,879

                                                                                               ____________       ____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $71,541,701        $67,114,472

                                                                                               ____________       ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                       Shares

                                                                                          _________________________________

                                                                                        Six Months Ended
                                                                                        October 31, 1998      Year Ended
CAPITAL SHARE TRANSACTIONS:                                                               (Unaudited)       April 30, 1998
                                                                                       ________________    ________________

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         450,845             173,993

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          75,191             175,718

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (325,310)           (970,437)

                                                                                                ________            ________

                                        Net Increase (Decrease) in Shares Outstanding  .         200,726            (620,726)

                                                                                                ________            ________

                                                                                               ________            ________

   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          60,199              62,301

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           7,797              15,921

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (14,064)            (49,787)

                                                                                                ________            ________

                                        Net Increase (Decrease) in Shares Outstanding  .          53,932              28,435

                                                                                                ________            ________


   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              84              ------

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          ------                   2

                                                                                                ________            ________

                                        Net Increase (Decrease) in Shares Outstanding  .              84                   2

                                                                                                ________            ________

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND,  MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                   Class A Shares
                                                      __________________________________________________________________

                                                      Six Months Ended
                                                      October 31, 1998                   Year Ended April 30,
                                                                          ________________________________________________

PER SHARE DATA:                                         (Unaudited)        1998      1997       1996       1995      1994
                                                        __________        _______   _______    _______    _______    _______
   Net asset value, beginning of period  . . . . . .      $11.75           $11.40    $11.50     $11.53     $11.64     $12.13
                                                         _______          _______   _______    _______    _______    _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .30              .61       .63        .66        .69        .71

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . .         .24              .40       .17         --       (.06)      (.44)
                                                         _______          _______   _______    _______    _______    _______

   Total from Investment Operations  . . . . . . . .         .54             1.01       .80        .66        .63        .27
                                                         _______          _______   _______    _______    _______    _______

   Distributions:

   Dividends from investment income--net . . . . . .        (.30)            (.61)     (.63)      (.66)      (.69)      (.71)

   Dividends from net realized gain on investments . .           --          (.05)     (.27)      (.03)            --   (.05)

   Dividends in excess of net realized gain
       on investments  . . . . . . . . . . . . . . .          --               --        --         --       (.05)         --
                                                         _______          _______   _______    _______    _______    _______

   Total Distributions . . . . . . . . . . . . . . .        (.30)            (.66)     (.90)      (.69)      (.74)      (.76)
                                                         _______          _______   _______    _______    _______    _______

   Net asset value, end of period  . . . . . . . . .      $11.99           $11.75    $11.40     $11.50     $11.53     $11.64
                                                         _______          _______   _______    _______    _______    _______

TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . . .        9.24%(2)         9.04%     7.08%      5.69%      5.72%      2.08%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .         .93%(2)          .91%      .92%       .92%       .94%       .82%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .        5.04%(2)         5.23%     5.46%      5.57%      6.04%      5.80%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . .          --               --        --         --        .01%       .11%

   Portfolio Turnover Rate . . . . . . . . . . . . .       30.36%(3)        48.69%    24.45%     34.86%     13.62%     12.04%

   Net Assets, end of period (000's Omitted) . . . .     $64,174          $60,529   $65,809    $68,812    $72,731    $76,865
-----------------------------

(1)  Exclusive of sales load.

(2)  Annualized.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                 Class B Shares
                                                      __________________________________________________________________

                                                      Six Months Ended
                                                      October 31, 1998                   Year Ended April 30,
                                                                          ________________________________________________

PER SHARE DATA:                                         (Unaudited)        1998      1997       1996       1995      1994
                                                        __________        _______   _______    _______    _______    _______

   Net asset value, beginning of period  . . . . . .      $11.75           $11.40    $11.49     $11.52     $11.63     $12.13
                                                         _______          _______   _______    _______    _______    _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .27              .55       .57        .60        .63        .64

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .         .24              .40       .18         --       (.06)      (.45)

                                                         _______          _______   _______    _______    _______    _______

   Total from Investment Operations  . . . . . . . .         .51              .95       .75        .60        .57        .19

                                                         _______          _______   _______    _______    _______    _______

   Distributions:

   Dividends from investment income--net . . . . . .        (.27)            (.55)     (.57)      (.60)      (.63)      (.64)

   Dividends from net realized gain on investments . .           --          (.05)     (.27)      (.03)            --   (.05)

   Dividends in excess of net realized gain

       on investments  . . . . . . . . . . . . . . .          --               --        --         --       (.05)            --

                                                         _______          _______   _______    _______    _______    _______

   Total Distributions . . . . . . . . . . . . . . .        (.27)            (.60)     (.84)      (.63)      (.68)      (.69)

                                                         _______          _______   _______    _______    _______    _______

   Net asset value, end of period  . . . . . . . . .      $11.99           $11.75    $11.40     $11.49     $11.52     $11.63

                                                         _______          _______   _______    _______    _______    _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . . .        8.53%(2)         8.49%      6.63%     5.15%      5.15%      1.44%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .        1.44%(2)         1.42%      1.43%     1.43%      1.45%      1.36%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .        4.52%(2)         4.71%      4.94%     5.03%      5.47%      5.18%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . .          --               --         --        --        .01%       .10%

   Portfolio Turnover Rate . . . . . . . . . . . . .       30.36%(3)        48.69%     24.45%    34.86%     13.62%     12.04%

   Net Assets, end of period (000's Omitted) . . . .      $7,365           $6,584     $6,064    $5,255     $4,220     $3,702
-----------------------------

(1)  Exclusive of sales load.

(2)  Annualized.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                             Class C Shares

                                                                                   ______________________________________
______________

                                                                       Six Months Ended
                                                                       October 31, 1998              Year Ended April 30,
                                                                                              _______________________________

PER SHARE DATA:                                                          (Unaudited)           1998          1997        1996(1)
                                                                          __________          ______        ______       ______

   Net asset value, beginning of period  . . . . . . . . . . .              $11.76            $11.41        $11.48       $11.59
                                                                            ______            ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . .                 .26               .52           .54          .40

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . .                 .24               .40           .20         (.08)
                                                                            ______            ______        ______       ______

   Total from Investment Operations  . . . . . . . . . . . . .                 .50               .92           .74          .32
                                                                            ______            ______        ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . .                (.26)             (.52)         (.54)        (.40)

   Dividends from net realized gain on investments . . . . . .                  --              (.05)         (.27)        (.03)
                                                                            ______            ______        ______       ______

   Total Distributions . . . . . . . . . . . . . . . . . . . .                (.26)             (.57)         (.81)        (.43)
                                                                            ______            ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . . .              $12.00            $11.76        $11.41       $11.48
                                                                            ______            ______        ______       ______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . .                8.45%(3)          8.22%         6.55%        3.76%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . .                1.68%(3)          1.64%         1.65%        1.69%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . . .                4.25%(3)          4.51%         4.64%        4.72%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . .               30.36%(4)         48.69%        24.45%       34.86%

   Net Assets, end of period (000's Omitted) . . . . . . . . .                  $2                $1            $1           $1
-----------------------------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company, and operates as a series company currently offering thirteen series including the Massachusetts Series (the " Fund" ). The Fund's investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $1,881 during the period ended October 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The  Fund  follows  an  investment  policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held
by    the    Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $17,494 and $5, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $76,361, $8,747 and $2, respectively, pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $14,371 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MASSACHUSETTS SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $24,257,269 and $19,888,248, respectively.

At October 31, 1998, accumulated net unrealized appreciation on investment was $4,494,972, consisting of $4,585,023 gross unrealized appreciation and $90,051 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, MASSACHUSETTS SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISTRIBUTION AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940












Printed in U.S.A.                                         063/622SA9810

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                             MASSACHUSETTS SERIES
-------------------------------------------------------------------------------

                               OCTOBER 31, 1998